SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Ms Liao [Member]
Related Party Transaction [Line Items]
Net advance from/ (repayment) to director	$ 689		$ 497		$ 3,699
Mr Chun Seong Ng [Member]
Related Party Transaction [Line Items]
Net advance from/ (repayment) to director	10		(81)		1,035
Mr Koon Kiat Sze [Member]
Related Party Transaction [Line Items]
Net advance from/ (repayment) to director		[1]	928
Mr Teck Shen Tang [Member]
Related Party Transaction [Line Items]
Net advance from/ (repayment) to director		[1]		[1]

[1]	Amount is insignificant and lesser than $1,000.